Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY
Operating activities:
Net income	$ 22,543	141,965	98,213	54,893
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	(18)	(112)	(12)	851
Depreciation of property, plant and equipment	3,928	24,736	22,091	19,460
Amortization of intangible assets	734	4,621	1,384	971
Deferred income taxes	(758)	(4,771)	(6,951)	(3,643)
Provision for doubtful accounts	1,999	12,588	25,018	8,805
Write-off of deferred reverse recapitalization costs				21,566
Changes in operating assets and liabilities:
Non-current prepayments	541	3,408	3,474	3,622
Accounts receivable	(4,364)	(27,482)	(105,149)	(105,504)
Inventories	(474)	(2,988)	(3,622)	(2,137)
Prepaid expenses and other receivables	(266)	(1,673)	2,960	(3,217)
Accounts payable	206	1,297	(364)	282
Accrued expenses and other payables	1,499	9,441	5,286	1,205
Deferred revenue	26,623	167,657	115,758	36,647
Other non-current liabilities	4,825	30,384	14,058	2,427
Amounts due to related party			(2,617)	360
Income tax payable	(828)	(5,213)	7,058	(223)
Net cash provided by operating activities	56,190	353,858	176,585	36,365
Investing activities:
Purchase of property, plant and equipment	(6,846)	(43,114)	(20,337)	(16,835)
Purchase of intangible assets	(12,734)	(80,188)
Deposit for acquisition of property, plant and equipment			(420)	(1,770)
Investment deposit				(140,317)
Proceeds from disposal of property, plant and equipment	57	357	88	73
Investment in available-for-sale equity securities			(13,245)
Net cash used in investing activities	(19,523)	(122,945)	(33,914)	(158,849)
Financing activities:
Repayment of bank loan	(7,146)	(45,000)	(45,000)
Proceeds from bank loan	7,146	45,000	45,000	45,000
Proceeds from issuance of shares upon exercise of share options				39,744
Proceeds from issuance of shares upon public offering			211,007	137,623
Proceeds from issuance of shares upon exercise of overallotment options				20,627
Proceeds from issuance of shares upon exercise of warrants			11,785	2,238
Payment of offering and reverse recapitalization costs			(19,053)	(4,804)
Payment for repurchase of shares	(7,092)	(44,664)	(10,653)
Cash inflow from reserve recapitalization				1,965
Contribution from non-controlling interests			55
Net cash provided by/(used in) financing activities	(7,092)	(44,664)	193,141	242,393
Effect of foreign currency exchange rate change on cash and cash equivalents	(528)	(3,325)	(5,260)	(480)
Net increase in cash and cash equivalents	29,047	182,924	330,552	119,429
Cash and cash equivalents at beginning of year	97,084	611,387	280,835	161,406
Cash and cash equivalents at end of year	126,131	794,311	611,387	280,835
Non-cash investing activities:
Payable for acquisition of cord blood bank operating right			82,124
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	4,772	30,051	33,822	28,636
Cash refund during the year for income taxes	1,657	10,433
Cash paid for interest	$ 522	3,287	2,643	2,395